UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    February 13, 2009

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24
Form 13F Information Table Value (x $1000) Total:  $524811


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AETNA INC NEW                COM              00817Y108     3822  134120 SH       SOLE                  134120        0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    17595  567750 SH       SOLE                  567750        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    31495 2511600 SH       SOLE                 2511600        0
CHEVRON CORP NEW             COM              166764100     4204   56830 SH       SOLE                   56830        0
CONOCOPHILLIPS               COM              20825C104     4258   82210 SH       SOLE                   82210        0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    26114 1596200 SH       SOLE                 1596200        0
COVANTA HLDG CORP            COM              22282E102    37306 1698800 SH       SOLE                 1698800        0
EXXON MOBIL CORP             COM              30231G102     4135   51800 SH       SOLE                   51800        0
GOODYEAR TIRE & RUBR CO      COM              382550101      597  100000 SH       SOLE                  100000        0
GOOGLE INC                   CL A             38259P508    28212   91700 SH       SOLE                   91700        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    21030  562600 SH       SOLE                  562600        0
ISHARES INC                  MSCI MEX INVEST  464286822    14978  464150 SH       SOLE                  464150        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    26778  415750 SH       SOLE                  415750        0
LORILLARD INC                COM              544147101    81395 1444457 SH       SOLE                 1444457        0        0
MASTERCARD INC               CL A             57636Q104    19253  134700 SH       SOLE                  134700        0
MICROSOFT CORP               COM              594918104      972   50000 SH       SOLE                   50000        0
OCCIDENTAL PETE CORP DEL     COM              674599105     4445   74100 SH       SOLE                   74100        0
PAYCHEX INC                  COM              704326107     8730  332200 SH       SOLE                  332200        0
PHILIP MORRIS INTL INC       COM              718172109    29787  684600 SH       SOLE                  684600        0
UNION PAC CORP               COM              907818108    50727 1061230 SH       SOLE                 1061230        0
UNITEDHEALTH GROUP INC       COM              91324P102     5149  193560 SH       SOLE                  193560        0
VISA INC                     COM CL A         92826C839    33421  637200 SH       SOLE                  637200        0
WELLPOINT INC                COM              94973V107    64021 1519600 SH       SOLE                 1519600        0
WELLPOINT INC                CALL             94973V909     6387  151600 SH       SOLE                  151600        0